Shareholders' equity - Capital transaction (Details)	Jun. 28, 2023	Dec. 31, 2024
Emergencias Participacoes S.A.
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired	100.00%
Inversiones Disal Emergencias S.A.
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired		100.00%
Proportion of ownership interests held by non-controlling interests	50.00%
Suatrans Chile S.A.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	100.00%